Fees Summary	Sep. 27, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure
The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering(s). The maximum aggregate offering price for such offering(s) is $420,720,000.00, calculated in accordance with Rules 457(a) and (c).

Narrative - Max Aggregate Offering Price	$ 420,720,000